Severance and Restructuring Charges - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) Item
Restructuring Cost And Reserve [Line Items]
Number of restructuring actions commenced | Item				2
Expenses associated with restructuring actions	$ 56,884,000		$ (256,000)	$ 6,712,000
Restructuring plan, completion year	2020	2020
Restructuring plan, commencement year	2018	2018
Minimum [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	$ 30,000,000	$ 30,000,000
Estimated non-cash charge		42,000,000
Minimum [Member] | Facility Consolidations [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	23,000,000	23,000,000
Minimum [Member] | Workforce Reductions [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	7,000,000	7,000,000
Maximum [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	40,000,000	40,000,000
Estimated non-cash charge		48,000,000
Maximum [Member] | Facility Consolidations [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	28,000,000	28,000,000
Maximum [Member] | Workforce Reductions [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring plan, anticipated cost	$ 12,000,000	12,000,000
Warehousing, Marketing and Administrative Expenses [Member]
Restructuring Cost And Reserve [Line Items]
Expenses associated with restructuring actions		$ 0